ACQUISITIONS - 2014 Bison Acquisition (Details) - USD ($) $ in Millions			12 Months Ended
		Oct. 01, 2014	Dec. 31, 2014	Dec. 31, 2016	Apr. 01, 2015	Sep. 30, 2014
Bison
Acquisitions
Reduction in Partners' Equity	[1]		$ 217
Bison | Limited Partners | Common units
Acquisitions
Reduction in Partners' Equity			$ 29
Bison | Former parent, TransCanada subsidiaries | Transaction between entities under common control
Acquisitions
Interest acquired (as a percent)		30.00%		30.00%	30.00%
Purchase price adjustments		$ 2
Total cash consideration		217
TransCanada's carrying value of non-controlling interest		188
Excess purchase price		29
Bison | Former parent, TransCanada subsidiaries | Transaction between entities under common control | As previously recast
Acquisitions
Purchase price		215
Bison | Former parent, TransCanada subsidiaries | Limited Partners | Transaction between entities under common control | Common units
Acquisitions
Reduction in Partners' Equity		$ 29
Bison | TransCanada
Acquisitions
Remaining noncontrolling ownership interest (as a percent)						30.00%

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).